IFRS 7 Disclosures - Summary of Potential Impact on Net Income Attributed to Shareholders Arising from Changes to Spreads (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
+50bp [member] | Corporate spreads [member]
Disclosure of Interest Rate and Spread Risk Sensitivities and Exposure Measures [line items]
Potential impact on net income attributed to shareholders arising from changes to spreads	$ 900	$ 800
-50bp [member] | Corporate spreads [member]
Disclosure of Interest Rate and Spread Risk Sensitivities and Exposure Measures [line items]
Potential impact on net income attributed to shareholders arising from changes to spreads	(1,000)	(800)
+20bp [member] | Swap contracts [Member]
Disclosure of Interest Rate and Spread Risk Sensitivities and Exposure Measures [line items]
Potential impact on net income attributed to shareholders arising from changes to spreads		(100)
-20bp [member] | Swap contracts [Member]
Disclosure of Interest Rate and Spread Risk Sensitivities and Exposure Measures [line items]
Potential impact on net income attributed to shareholders arising from changes to spreads		100
-10% [member] | Alternative Long-Duration Asset Performance Risk [member]
Disclosure of Interest Rate and Spread Risk Sensitivities and Exposure Measures [line items]
Potential impact on net income attributed to shareholders arising from changes to spreads	(3,600)	(3,100)
-10% [member] | Alternative Long-Duration Asset Performance Risk [member] | Real estate, agriculture and timber assets [member]
Disclosure of Interest Rate and Spread Risk Sensitivities and Exposure Measures [line items]
Potential impact on net income attributed to shareholders arising from changes to spreads	(1,600)	(1,300)
-10% [member] | Alternative Long-Duration Asset Performance Risk [member] | Private equities and other ALDA [member]
Disclosure of Interest Rate and Spread Risk Sensitivities and Exposure Measures [line items]
Potential impact on net income attributed to shareholders arising from changes to spreads	(2,000)	(1,800)
10% [member] | Alternative Long-Duration Asset Performance Risk [member]
Disclosure of Interest Rate and Spread Risk Sensitivities and Exposure Measures [line items]
Potential impact on net income attributed to shareholders arising from changes to spreads	3,300	2,900
10% [member] | Alternative Long-Duration Asset Performance Risk [member] | Real estate, agriculture and timber assets [member]
Disclosure of Interest Rate and Spread Risk Sensitivities and Exposure Measures [line items]
Potential impact on net income attributed to shareholders arising from changes to spreads	1,400	1,200
10% [member] | Alternative Long-Duration Asset Performance Risk [member] | Private equities and other ALDA [member]
Disclosure of Interest Rate and Spread Risk Sensitivities and Exposure Measures [line items]
Potential impact on net income attributed to shareholders arising from changes to spreads	$ 1,900	$ 1,700